Allison L. Pristash 60 State Street
Mail Stop BO7-19-4
Boston, MA 02109
Tel +1 617 357 1220 allison.pristash@blackrock.com

July 31, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)

Securities Act File No. 033-97598;

Investment Company Act File No. 811-09102

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares U.S. Power Infrastructure ETF, each dated July 31, 2026, do not differ from those contained in Post-Effective Amendment No. 543 to the Company’s Registration Statement on Form N-1A, filed electronically on July 27, 2026:

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary